Income taxes - Provision for income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income taxes
Loss before taxes	$ 304,496	$ 729,314	$ 399,743
Income tax (expense)/benefit calculated at the Dutch statutory federal income tax rates for applicable tax years (1)	78,560	188,163	99,936
Effect of intercompany asset deal / transaction	396	(112,200)
Effect of expenses not deductible in determining taxable results	(2,674)	(1,570)	(4,441)
Effect of share based payment expenses that are not deductible in determining taxable results	(43,040)	(27,043)	(29,925)
Effect of stock issue expenses that are not taxable in determining taxable results	18,620	11,412	14,119
Effect of concessions	87,123	18,263	13,413
Effect of change of (de)recognition of deferred tax assets on tax losses	(2,282)	(194)	(44,232)
Effect of different tax rates in jurisdictions in which the company operates	(3,509)	(5,566)	(2,084)
Effect of change of (de)recognition of deferred tax assets	(124,457)	(51,320)	(50,389)
Withholding tax paid	(68)		(5,076)
(Underprovided)/overprovided in prior years	(2,080)	(12)	398
Other	2,854	(213)	(241)
Total tax (expense) / benefit	$ 9,443	$ 19,720	$ (8,522)
Applicable tax rate	25.80%	25.80%	25.00%